Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Apr. 01, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014	Apr. 15, 2014
Related Party Transaction [Line Items]
Fees recorded offsetting research and development expenses		$ 39,000
Proceeds from sale of equipment	30,000
IPO [Member]
Related Party Transaction [Line Items]
Convertible preferred stock, shares issued upon conversion				6,826,004	9,728,237
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Fees recorded offsetting research and development expenses			$ 84,000